Cash-settled share-based payment provision (Tables)	12 Months Ended
Jun. 30, 2019
Cash-settled share-based payment provision
Schedule for cash-settled share-based payment provisions

	2019	2018	2017
for the year ended 30 June	Rm	Rm	Rm

During the year, the following cash-settled share-based payment expenses were recognised in the income statement (refer to note 35 for the equity-settled share-based payment disclosure):
Share-based payment expense — movement in long-term provisions
Sasol Share Appreciation Rights Scheme	(440)	655	(342)
Share Appreciation Rights with no corporate performance targets (no-CPTs)	(6)	117	(110)
Share Appreciation Rights with corporate performance targets (CPTs)	(434)	538	(232)
Sasol Long-term Incentive Scheme(1)	—	—	105

	(440)	655	(237)

(1)On 25 November 2016, the cash-settled LTI scheme was converted to an equity-settled share-based payment scheme.

Schedule of total rights/ units granted
	2019	2018
Total rights granted	Number	Number

Share Appreciation Rights	4 928 846	7 118 321

Schedule of the effect of share based payment arrangements to the financial position

	2019			2018

	SARs with no CPTs	SARs with CPTs	Total	SARs with no CPTs	SARs with CPTs	Total
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm

Per statement of financial position	2	262	264	98	1 003	1 101
Total intrinsic value of rights vested, but not yet exercised	2	50	52	98	987	1 085

Schedule of assumptions used to calculate cash-settled share-based payment expense

		2019		2018

		SARs with no CPTs	SARs with CPTs	SARs with no CPTs	SARs with CPTs

		Binomial	Binomial	Binomial	Binomial
Model		tree	tree	tree	tree
Risk-free interest rate	(%)	6,96	6,64 – 6,96	6,88 – 7,09	6,88 – 7,63
Expected volatility	(%)	35,74	35,83	28,61	27,16
Expected dividend yield	(%)	4,76	4,99	3,58	3,51
Expected forfeiture rate	(%)	*	*	*	5,00

*   All SARs have vested and therefore no forfeiture is applied.